General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
General and Administrative Expenses

Note 13 - General and Administrative Expenses

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Salaries and related expenses	242	360
Professional expenses	683	792
Rent and Maintenance	94	84
Depreciation	17	10
Other expenses	127	125
Stock based compensation expenses	865	747

Total general and administrative expenses	2,028	2,118